Summary of Significant Accounting Policies - Pre-Opening Costs (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 24, 2016	Apr. 24, 2016	Apr. 27, 2014
Pre-Opening Costs
Total pre-opening costs, continuing operations		$ 153	$ 3,898
Nemacolin
Pre-Opening Costs
Total pre-opening costs, continuing operations			$ 3,898
Bettendorf
Pre-Opening Costs
Total pre-opening costs, continuing operations	$ 153	$ 153